ACQUISITIONS - INCOME STATEMENT 3-31-15 (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenue from affiliates	$ 32,846	$ 2,182
Operating and maintenance expenses	8,434	4,848
General and administrative expenses	3,062	797
Depreciation and amortization	1,633	861
Total costs and expenses	13,129	6,506
Income from operations	19,717	(4,324)
Interest expense, net and other financing costs	(1,793)	2
Amortization of loan fees	(162)	0
Net Income	17,762	(4,322)
Less: Net loss attributable to Predecessor	1,053	(4,322)
Limited partners' interest in net income attributable to the Partnership	16,709	0
PBF Logistics LP [Member]
Revenue from affiliates	30,565	0
Operating and maintenance expenses	7,481	1,536
General and administrative expenses	2,963	633
Depreciation and amortization	1,447	291
Total costs and expenses	11,891	2,460
Income from operations	18,674	(2,460)
Interest expense, net and other financing costs	(1,803)	0
Amortization of loan fees	(162)	0
Net Income	16,709	(2,460)
Less: Net loss attributable to Predecessor	0	(2,460)
Limited partners' interest in net income attributable to the Partnership	16,709	0
Delaware City Products Pipeline and Truck Rack [Member]
Revenue from affiliates	2,281	2,182
Operating and maintenance expenses	953	842
General and administrative expenses	99	104
Depreciation and amortization	186	185
Total costs and expenses	1,238	1,131
Income from operations	1,043	1,051
Interest expense, net and other financing costs	10	2
Amortization of loan fees		0
Net Income	1,053	1,053
Less: Net loss attributable to Predecessor	1,053	1,053
Limited partners' interest in net income attributable to the Partnership	$ 0	$ 0